Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of net financial debt (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	€ (34,019)	€ (32,475)	€ (33,525)
Net financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(28,700)		(29,400)
Financial liabilities	€ (25,400)		€ (24,400)